Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements Disclosure [Line Items]
Valuation allowance	$ 387,000		$ 361,000	$ 308,000
Fair value recognized for partial charge-offs of loans and leases	2,000,000		2,509,000	2,449,000	1,877,000
Impairment reserves on loans and leases		1,500,000
Minimum
Fair Value Measurements Disclosure [Line Items]
Discount for appraisal of Collateral dependent loans	25.00%
Maximum
Fair Value Measurements Disclosure [Line Items]
Discount for appraisal of Collateral dependent loans	40.00%
Using the fair value of the collateral
Fair Value Measurements Disclosure [Line Items]
Impaired loans and leases recorded investment	811,000,000		1,400,000
Valuation allowance	73,000
Discounted Cash Flows Valuation Technique
Fair Value Measurements Disclosure [Line Items]
Impaired loans and leases recorded investment	1,600,000
Valuation allowance	$ 314,000